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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:_______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage, LLC
Address: 10225 Yellow Circle Drive
         Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Graham van der Leeuw
Title:   Chief Operating Officer, Chief Compliance Officer and General Counsel
Phone:   (952) 942-3206

Signature, Place, and Date of Signing:

 /s/ Graham van der Leeuw  Minnetonka, Minnesota     1/27/11
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

              Number of Other Included Managers:       0
              Form 13F Information Table Entry Total:  50
              Form 13F Information Table Value Total:  $361,752
                                                       (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                          FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
          --------             ----------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                                                            VOTING AUTHORITY
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------
       NAME OF ISSUER           TITLE OF CLASS    CUSIP    (X$1000) PRN AMNT PRN CALL DISCRETION MANAGER   SOLE  SHARED  NONE
       --------------          ----------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
BLDRS INDEX FDS TR             EMER MK 50 ADR    09348R300  10798    221543  SH          SOLE      NONE      929   0    220614
CURRENCYSHARES AUSTRALIAN DL   AUSTRALIAN DOL    23129U101   4306     43211  SH          SOLE      NONE    21572   0     21639
ISHARES GOLD TRUST             ISHARES           464285105   3370    248479  SH          SOLE      NONE   163795   0     84684
ISHARES INC                    MSCI PAC J IDX    464286665  28282    606902  SH          SOLE      NONE   225099   0    381803
ISHARES SILVER TRUST           ISHARES           46428Q109   3845    132575  SH          SOLE      NONE    87568   0     45007
ISHARES TR                     BARCLY USAGG B    464287226   8585     81323  SH          SOLE      NONE    28473   0     52850
ISHARES TR                     COHEN&ST RLTY     464287564   3234     49302  SH          SOLE      NONE    33391   0     15911
ISHARES TR                     DJ US BAS MATL    464287838   9542    121312  SH          SOLE      NONE    43147   0     78165
ISHARES TR                     CONS SRVC IDX     464287580   8737    128360  SH          SOLE      NONE    45699   0     82661
ISHARES TR                     DJ US ENERGY      464287796   9063    226000  SH          SOLE      NONE    81071   0    144929
ISHARES TR                     IBOXX INV CPBD    464287242  11227    103021  SH          SOLE      NONE    44998   0     58023
ISHARES TR                     MSCI EMERG MKT    464287234  32518    674508  SH          SOLE      NONE   270836   0    403672
ISHARES TR                     REAL EST 50 IN    464288521   3211     95580  SH          SOLE      NONE    64633   0     30947
ISHARES TR                     RUSSELL 2000      464287655   3540     44268  SH          SOLE      NONE    29952   0     14316
ISHARES TR                     S&P 500 INDEX     464287200    435      3368  SH          SOLE      NONE       98   0      3270
ISHARES TR                     S&P GTFIDX ETF    464288174   3423     72650  SH          SOLE      NONE    48974   0     23676
ISHARES TR                     S&P LTN AM 40     464287390  29820    549070  SH          SOLE      NONE   205442   0    343628
ISHARES TR                     S&P MC 400 GRW    464287606  45707    446797  SH          SOLE      NONE   158526   0    288271
ISHARES TR                     S&P MIDCAP 400    464287507   3473     37612  SH          SOLE      NONE    25442   0     12170
ISHARES TR                     S&P SMLCP GROW    464287887    429      5818  SH          SOLE      NONE     4415   0      1403
ISHARES TR                     S&P SMLCP VALU    464287879    437      6009  SH          SOLE      NONE     4566   0      1443
ISHARES TR                     S&P500 GRW        464287309    431      6445  SH          SOLE      NONE     4827   0      1618
ISHARES TR                     TRANSP AVE IDX    464287192   8747     92962  SH          SOLE      NONE    33078   0     59884
ISHARES TR                     BARCLYS TIPS BD   464287176   8502     78797  SH          SOLE      NONE    27529   0     51268
ISHARES TR                     BARCLYS 7-10 YR   464287440   8092     86529  SH          SOLE      NONE    30276   0     56253
ISHARES TR                     RESIDENT PLS CAP  464288562   3163     81383  SH          SOLE      NONE    54997   0     26386
ISHARES TR                     HIGH YLD CORP     464288513   3042     33349  SH          SOLE      NONE    22550   0     10799
ISHARES TR                     S&P NA SOFTWR     464287515   9067    151413  SH          SOLE      NONE    54045   0     97368
POWERSHARES ETF TR II          EMRG MKTS INFR    73937B209   1209     22091  SH          SOLE      NONE        0   0     22091
POWERSHARES ETF TRUST          DYN SFTWR PORT    73935X773   3249    126068  SH          SOLE      NONE      514   0    125554
POWERSHARES GLOBAL ETF TRUST   SOVEREIGN DEBT    73936T573   1045     39112  SH          SOLE      NONE        0   0     39112
POWERSHARES GLOBAL ETF TRUST   FDM HG YLD RAFI   73936T557   1081     58837  SH          SOLE      NONE        0   0     58837
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104   4629     81843  SH          SOLE      NONE    41051   0     40792
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD    73936B408   4666    142680  SH          SOLE      NONE    71229   0     71451
POWERSHS DB MULTI SECT COMM    DB GOLD FUND      73936B606   1147     23427  SH          SOLE      NONE        0   0     23427
POWERSHS DB MULTI SECT COMM    DB PREC MTLS      73936B200   4635     92016  SH          SOLE      NONE    45999   0     46017
POWERSHS DB MULTI SECT COMM    DB SILVER FUND    73936B309   1291     24635  SH          SOLE      NONE        0   0     24635
VANGUARD BD INDEX FD INC       INTERMED TERM     921937819   5751     69608  SH          SOLE      NONE      337   0     69271
VANGUARD BD INDEX FD INC       SHORT TRM BOND    921937827   4835     60090  SH          SOLE      NONE      357   0     59733
VANGUARD BD INDEX FD INC       TOTAL BND MRKT    921937835   4773     59525  SH          SOLE      NONE      354   0     59171
VANGUARD INDEX FDS             LARGE CAP ETF     922908637    216      3660  SH          SOLE      NONE        0   0      3660
VANGUARD INDEX FDS             MCAP GR IDXVIP    922908538  18655    293415  SH          SOLE      NONE     1068   0    292347
VANGUARD INDEX FDS             REIT ETF          922908553   2268     41154  SH          SOLE      NONE        0   0     41154
VANGUARD INDEX FDS             SML CP GRW ETF    922908595   1461     18176  SH          SOLE      NONE        0   0     18176
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF       922042858  11961    244707  SH          SOLE      NONE      945   0    243762
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF       922042874   9866    198960  SH          SOLE      NONE      831   0    198129
VANGUARD WORLD FDS             CONSUM DIS ETF    92204A108   3502     57467  SH          SOLE      NONE      228   0     57239
VANGUARD WORLD FDS             ENERGY ETF        92204A306   3536     34492  SH          SOLE      NONE      132   0     34360
VANGUARD WORLD FDS             INDUSTRIAL ETF    92204A603   3337     50282  SH          SOLE      NONE      205   0     50077
VANGUARD WORLD FDS             MATERIALS ETF     92204A801   3613     43027  SH          SOLE      NONE      171   0     42856